Investments and other - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments and prepaid gold interests
Investments and other	$ 4,502		$ 4,502		$ 3,010
Proceeds on sale of investments	1,488	$ 2,847	1,488	$ 2,847
Investments | Financial assets at fair value through profit or loss
Investments and prepaid gold interests
Gain (loss) on change in fair value of investments	500	$ (1,300)	1,200	1,800
Investments | Level 1
Investments and prepaid gold interests
Investments and other	1,100		1,100		1,400
Investments | Level 3
Investments and prepaid gold interests
Investments and other	1,600		1,600		1,600
Foreign Exchange Forward Contracts
Investments and prepaid gold interests
Gains (losses) on change in fair value of derivatives	1,300		1,300
Foreign Exchange Forward Contracts | Financial assets at fair value through profit or loss
Investments and prepaid gold interests
Gains (losses) on change in fair value of derivatives			1,800	$ 0
Foreign Exchange Forward Contracts | Level 2
Investments and prepaid gold interests
Investments and other	$ 1,800		$ 1,800		$ 0